Consolidated Statements of Income and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Research and development expenses	$ (6,416)	$ (3,082)	$ (2,495)
General and administrative expenses	(7,136)	(2,505)	(393)
Operating loss	(13,552)	(5,587)	(2,888)
Financing expenses	(45)	(1,186)	(1)
Financing income	1,257	2,732	61
Total financing income, net	1,212	1,546	60
Net loss and comprehensive loss	$ (12,340)	$ (4,041)	$ (2,828)
Basic and diluted net loss per share (in Dollars per share)	$ (1.07)	$ (0.65)	$ (0.51)